Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Interest income	$ 749,685	$ 855,330
Interest expense	(272,589)	(401,810)
Net interest income	477,096	453,520
Chile [member]
Disclosure of geographical areas [line items]
Interest income	568,455	601,024
Interest expense	(212,810)	(288,047)
Net interest income	355,645	312,977
Colombia [member]
Disclosure of geographical areas [line items]
Interest income	181,230	254,306
Interest expense	(59,779)	(113,763)
Net interest income	$ 121,451	$ 140,543